EQUITY METHOD INVESTMENTS - Balance Sheet Information (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Current assets	$ 160,800	$ 139,861		$ 118,497
Total assets	2,626,297	2,574,098		3,033,219		$ 2,907,719
Current liabilities	85,429	89,547		129,757
Total liabilities	$ 1,780,201	$ 1,761,412		$ 1,641,652
Equity Method Investment, Nonconsolidated Investee, Other | OGC
Schedule of Equity Method Investments [Line Items]
Current assets			$ 41,972		$ 37,403
Noncurrent assets			1,281,171		1,262,253
Total assets			1,323,143		1,299,656
Current liabilities			21,798		19,903
Noncurrent liabilities			4,113		3,688
Total liabilities			25,911		23,591
Equity Method Investment, Nonconsolidated Investee, Other | OCC
Schedule of Equity Method Investments [Line Items]
Current assets			2,187		3,716
Noncurrent assets			28,323		27,203
Total assets			30,510		30,919
Current liabilities			4,016		3,912
Noncurrent liabilities			6,683		8,807
Total liabilities			$ 10,699		$ 12,719